Related Party Transactions (Details) - USD ($) $ in Thousands	3 Months Ended									6 Months Ended		9 Months Ended			12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2023	Jun. 30, 2022	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Related party transactions
Cost of revenue	$ 15,660	$ 12,143	$ 12,150	$ 11,388	$ 12,463	$ 13,180	$ 16,341	$ 15,183	$ 15,455	$ 23,851	$ 30,638	$ 41,325	$ 36,001	$ 46,979	$ 48,144	$ 60,159	$ 45,784
Accounts receivable	31,089	25,414	24,083	24,369	22,546	19,017	18,330	19,683	22,616	24,369	19,683	31,089	24,083	18,330	25,414	19,017
Accounts payable	6,378	5,048	4,786	3,238	2,585	3,836	2,106	5,908	4,187	3,238	5,908	6,378	4,786	2,106	5,048	3,836
Selling, general and administrative		23,436	23,550	21,308	20,817	18,385	20,479	27,816	25,171	42,125	52,987		65,675	73,466	89,111	91,851	92,910
Commitments and contingencies (Note 16)
Product revenue
Related party transactions
Cost of revenue	10,554	7,314	7,209	6,701	7,879	9,491	11,347	10,546	11,457	14,580	22,003	25,461	21,789	33,350	29,103	42,841	32,114
Service and other revenue
Related party transactions
Cost of revenue		4,829	4,941	$ 4,687	$ 4,584	$ 3,689	$ 4,994	$ 4,637	$ 3,998	$ 9,271	$ 8,635		14,212	$ 13,629	19,041	17,318	$ 13,670
Harvard University
Related party transactions
Cost of revenue															300
Related party revenue	$ 1,000		$ 300									$ 1,400	$ 1,000		1,300	700
UltraDx
Related party transactions
Cost of revenue															300	$ 700
Accounts payable		$ 0													$ 0